Transfer of financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Schedule of Transfer of Financial Assets not Qualifying for Derecognition
Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
	2018	2017[1]	2018	2017[1]	2018	2017	2018	2017
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	2,962	3,995	1,170		2,396	2,120	4,334	6,864
Financial assets at fair value throughother comprehensive income			168				325	n/a
Investments	n/a	2		364			n/a	621
Loans and advances to customers
Securities at amortised cost			142				910	n/a

Associated liabilities at carrying amount
Deposits from banks	n/a	n/a	n/a	n/a
Customer deposits	n/a	n/a	n/a	n/a
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	2,373	2,148	2,225	2,599